SHARE BASED COMPENSATION AND BENEFIT PLANS, Outstanding Non-vested Stock and Related Transactions (Details) - Non-vested Restricted Stock and PSU's [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares) | shares	245,726
Granted (in shares) | shares	76,893
Vested (in shares) | shares	(94,342)
Forfeited (in shares) | shares	(21,160)
Outstanding, ending balance (in shares) | shares	207,117
Weighted-Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 21.72
Granted (in dollars per share) | $ / shares	22.46
Vested (in dollars per share) | $ / shares	19.96
Forfeited (in dollars per share) | $ / shares	22.63
Outstanding, ending balance (in dollars per share) | $ / shares	$ 22.70